Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Utilities Portfolio
November 30, 2023
UTI-NPRT3-0124
1.810724.119
Common Stocks - 99.4%
	Shares	Value ($)
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
MasTec, Inc. (a)	31,400	1,904,096
Electric Utilities - 71.3%
Electric Utilities - 71.3%
American Electric Power Co., Inc.	493,227	39,236,208
Constellation Energy Corp.	632,209	76,522,577
Duke Energy Corp.	447,147	41,262,725
Edison International	877,523	58,785,266
Entergy Corp.	497,563	50,457,864
Evergy, Inc.	31,900	1,628,176
Eversource Energy	515,119	30,603,220
Exelon Corp.	625,189	24,076,028
FirstEnergy Corp.	1,287,345	47,554,524
Fortum Corp.	240,700	3,375,895
IDACORP, Inc.	61,000	5,886,500
NextEra Energy, Inc.	2,793,206	163,430,483
NRG Energy, Inc.	792,767	37,925,973
PG&E Corp.	5,257,492	90,271,138
Pinnacle West Capital Corp.	315,840	23,669,050
PPL Corp.	1,147,483	29,972,256
Southern Co.	1,994,595	141,576,353
		866,234,236
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Sunrun, Inc. (a)	143,500	1,851,150
Gas Utilities - 0.1%
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	30,500	1,802,855
Independent Power and Renewable Electricity Producers - 7.1%
Independent Power Producers & Energy Traders - 5.6%
Energy Harbor Corp. (a)	231,300	18,648,563
The AES Corp.	1,469,263	25,286,016
Vistra Corp.	699,427	24,766,710
		68,701,289
Renewable Electricity - 1.5%
Clearway Energy, Inc.:
Class A	166,124	3,932,155
Class C	24,900	621,753
NextEra Energy Partners LP	338,012	7,956,802
Sunnova Energy International, Inc. (a)(b)	465,700	5,402,120
		17,912,830
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		86,614,119
Multi-Utilities - 18.8%
Multi-Utilities - 18.8%
Consolidated Edison, Inc.	199,400	17,967,934
DTE Energy Co.	177,614	18,491,394
NiSource, Inc.	1,545,019	39,614,287
Public Service Enterprise Group, Inc.	702,552	43,860,321
Sempra	1,486,316	108,307,847
		228,241,783
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
First Solar, Inc. (a)	11,800	1,861,804
Water Utilities - 1.5%
Water Utilities - 1.5%
American Water Works Co., Inc.	141,403	18,642,572
TOTAL COMMON STOCKS (Cost $1,020,362,898)		1,207,152,615

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	3,130,499	3,131,125
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,586,641	5,587,200
TOTAL MONEY MARKET FUNDS (Cost $8,718,325)		8,718,325

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,029,081,223)	1,215,870,940
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,620,004)
NET ASSETS - 100.0%	1,214,250,936

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	13,606,856	489,921,241	500,396,972	559,558	-	-	3,131,125	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	9,119,850	108,840,838	112,373,488	8,952	-	-	5,587,200	0.0%
Total	22,726,706	598,762,079	612,770,460	568,510	-	-	8,718,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.